Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS - OPERATING ACTIVITIES
Net (loss) Income	$ 2,611	$ 1,565	$ (30)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,376	1,512	1,575
Increase (decrease) in accrued severance pay	(135)	228	138
Loss from sale of property and equipment, net		8
Stock options compensation		60	73
Loss on disposal of closure of sites			43
Deferred taxes, net	504	406	(984)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	(222)	(583)	1,854
Decrease (increase) in inventory	(2)	13	(15)
Decrease (increase) in deposits with insurance companies and severance pay fund	210	(344)	(216)
Increase (decrease) in trade payables, accrued expenses and other liabilities	228	1,908	(1,164)
Net cash provided by operating activities	4,570	4,773	1,274
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(428)	(384)	(262)
Cash disposal related to closure of sites			(46)
Net cash used in investing activities	(428)	(384)	(308)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit	(10)	(340)	301
Long-term bank credit	(87)	(98)	(104)
Proceeds from issuance of shares upon exercise of options	733	11
Cash dividend paid	(3,216)
Investment in treasury stock		(210)	(153)
Net cash used in (provided by) financing activities	(2,580)	(637)	44
Effect of exchange rate changes on cash	4	(215)	(53)
Net increase in cash and cash equivalents	1,562	3,752	1,010
Cash and cash equivalents at beginning of year	10,221	6,684	5,727
Cash and cash equivalents at end of year	11,787	10,221	6,684
Supplemental information:
Cash paid during the year for income taxes	755	80	92
Appendix B - Non-cash transactions
Purchase of property on credit	$ 19	$ 68	$ 10